Debt - Components of Long-Term Debt (Parenthetical) (Detail) (Delmarva Power & Light Co/De [Member])	12 Months Ended
Dec. 31, 2012
0.75% - 4.90% Due 2026 [Member] | First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Debt interest percentage, maximum	4.90%
Debt interest percentage, minimum	0.75%
1.80% Due 2025 [Member]
Debt Instrument [Line Items]
Debt interest percentage, previously stated	5.50%
Debt interest percentage	1.80%
2.30% Due 2028 [Member]
Debt Instrument [Line Items]
Debt interest percentage, previously stated	5.65%
Debt interest percentage	2.30%